Long-term Debt - Senior Notes (Details) (USD $) In Thousands, unless otherwise specified		12 Months Ended			12 Months Ended
	Sep. 20, 2012 Senior Secured Credit Facility repaid	Dec. 31, 2011 9.5% Senior Unsecured Notes due 2016	Jun. 30, 2013 9.5% Senior Unsecured Notes due 2016	Apr. 27, 2011 9.5% Senior Unsecured Notes due 2016	Dec. 31, 2012 6.5% Senior Secured Notes due 2017	Oct. 01, 2016 6.5% Senior Secured Notes due 2017	Oct. 01, 2015 6.5% Senior Secured Notes due 2017	Jun. 30, 2013 6.5% Senior Secured Notes due 2017	Sep. 20, 2012 6.5% Senior Secured Notes due 2017
Debt Instrument [Line Items]
Principal amount	$ 1,040,000
Senior notes interest rate			9.50%					6.50%
Proceeds from issuance of senior notes		$ 487,500			$ 781,965
Redemtpion price of senior note as a percentage of principal amount				100.00%		100.00%	103.25%		101.00%